Share capital:	9 Months Ended
Dec. 31, 2011
Share capital:
Share capital:
17.	Share capital:

On December 17, 2009, the Company issued 5,462,500 common shares at a price of $10.50 per share. Gross proceeds totaled $57,356 and the Company incurred share issuance costs of $3,192.

On November 15, 2010, the Company issued 6,957,500 common shares at a price of $17.50 per share. Gross proceeds totaled $121,756 and the Company incurred share issue costs of $6,069.

On July 1, 2011, the Company issued 881,860 common shares at a price of $25.06 per share as part of the consideration paid to acquire Emer (note 4(a)).

On October 11, 2011, the Company issued 33,161 common shares at a price of $28.74 per share as part of the consideration paid to acquire AFV (note 4(b)).